Discontinued Operation	12 Months Ended
Dec. 31, 2021
Discontinued Operation [Abstract]
DISCONTINUED OPERATION

NOTE 4 – DISCONTINUED OPERATION

The Company’s subsidiary Gu’an REIT was primarily engaged in manufacturing and distribution of machinery and equipment used for environmental-friendly construction materials production. On January 2, 2020, Beijing REIT signed a share transfer agreement with a third party - Hebei Huishitong Techonology Inc. (“Huishitong”) to sell 100% ownership interest in Gu’an REIT to Huishitong for a cash consideration of RMB39.9 million (approximately $5.7 million). As of December 31, 2019, the Company received RMB9.7 million (approximately $1.5 million) from Huishitong as an acquisition deposit. In 2020, the Company received an additional RMB26.6 million (approximately $4.1 million). In 2021, the Company received the remaining RMB3.6 million (approximately $0.6 million). The Company recorded a gain from the disposition of $2,231,270 for the year ended December 31, 2020.

The Company’s subsidiary REIT Changjiang was primarily engaged in solid waste processing business. On November 12, 2021, the Company signed a share transfer agreement with Zhixin Group (Hong Kong) Co., Ltd. and Xiamen Zhixin Building Materials Co., Ltd. (collectively, “Zhixin”) to sell 100% ownership interest in REIT Changjiang to Zhixin for a cash consideration of RMB60.0 million (approximately $9.4 million). As of December 31, 2021, the Company received RMB15 million (approximately $2.1 million) from Zhixin. The Company recorded a loss from the disposition of $6,335,508 for the year ended December 31, 2021.

The discontinued operation represents a strategic shift that has a major effect on the Company’s operations and financial results, which trigger discontinued operations accounting in accordance with ASC 205-20-45. The assets and liabilities related to the discontinued operations are classified as assets/liabilities held for sale as of December 31, 2021 and 2020, while results of operations related to the discontinued operations for the years ended December 31, 2021, 2020 and 2019, were reported as income (loss) from discontinued operations.

The results of discontinued operations of Gu’an REIT for years ended December 31, 2021, 2020 and 2019 are as follows:

	For the Years Ended December 31,
	2021	2020	2019
Revenue	$-	$-	5,303,071
Cost of revenues	-	-	4,475,590
Gross profit	-	-	827,481
Operating expenses	-	-	3,582,359
Loss from discontinued operations	-	-	(2,754,878)
Other income, net	-	-	10,762
Loss before tax	-	-	(2,744,116)
Income tax provision	-	-	57,015
Net loss from discontinued operations	$-	$-	(2,801,131)

The results of discontinued operations of REIT Changjiang for years ended December 31, 2021, 2020 and 2019 are as follows:

	For the Years Ended December 31,
	2021	2020	2019
Revenue	$886,571	$1,395,285	12,532,371
Cost of revenues	1,657,799	2,235,598	10,412,399
Gross loss	(771,228)	(840,313)	2,119,972
Operating expenses	829,049	6,036,039	7,716,269
Loss from discontinued operations	(1,600,277)	(6,876,352)	(5,596,297)
Other income (expense), net	4,375	(736,249)	(552,037)
Loss before tax	(1,595,902)	(7,612,601)	(6,148,334)
Income tax provision	488	-	595,851
Net loss from discontinued operations	$(1,596,390)	$(7,612,601)	(6,744,185)

Assets and liabilities of the discontinued operations of REIT Changjiang:

	As of December 31,
	2021	2020
Cash	$-	$62,702
Accounts receivable, net	-	364,399
Accounts receivable-related party	-	2,075
Advance to suppliers, net	-	583,911
Prepaid expenses and other current assets	-	29,650
Inventories	-	310,190
Total current assets held for sale	-	1,352,927
Property and equipment, net	-	23,692,505
Intangible assets, net	-	4,873,547
Right of use assets	-	12,276
Total assets held for sale	$-	$29,931,255

Short term bank loans, net	$-	$183,960
Long term bank loans-current portion	-	2,299,500
Advances from customers	-	469,394
Deferred revenue	-	478,637
Accounts payable	-	356,234
Taxes payable	-	152,920
Accrued liabilities and other payables	-	2,957,292
Related parties balance	-	(254,936)
Lease liability-current	-	11,724
Total Current Liabilities held for sale	-	6,654,725
Long term bank loans	-	6,285,300
Total Liabilities held for sale	$-	$13,414,041